U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.      Name and address of issuer

         First Trust Exchange-Traded Fund
         120 East Liberty Drive, Suite 400
         Wheaton, IL 60187


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.      Investment Company Act File Number:   811-21774

        Securities Act File Number:   333-125751


4.     (a)  Last day of fiscal year for which this Form is filed:

            12/31/09

       (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

            NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                  REGISTRATION FEE DUE.

       (c) [ ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

       (i)   Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                             $775,307,701

       (ii)  Aggregate  price of securities
             redeemed or repurchased  during
             the fiscal year:                              $221,444,256

       (iii) Aggregate  price of securities redeemed
             or  repurchased during any PRIOR
             fiscal year ending no earlier
             than October 11, 1995 that were
             not previously used to reduce
             registration fees payable to the
             Commission:                                   $ 50,351,352

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                 $271,795,608


         (v) Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                              $503,512,093

        (vi) Redemption credits available for use in
             future  years -- if Item 5(i) is
             less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                   $0

       (vii) Multiplier for determining registration
             fee (See Instruction C.9):                    x  0.0000713

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                  = $35,900.41

6.      Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $35,900.41

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 March 24, 2010
                 CIK:  0001329377


        Method of Delivery:

                 [X] Wire Transfer
                 [ ] Mail or other means


                                      -2-


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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*

     /s/  Mark R. Bradley
     ----------------------------
     Mark R. Bradley
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer



By:  (Signature and Title)*

     /s/  James M. Dykas
     ----------------------------
     James M. Dykas
     Assistant Treasurer


Date:  March 24, 2010


*Please print the name and title of the signing officer below the signature.